COVER	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40207
Entity Registrant Name	Waldencast plc
Entity Address, Address Line One	10 Bank Street
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10606
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001840199
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Address, Country	US
Entity Incorporation, State or Country Code	Y9
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WALD
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	101,228,857
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	WALDW
Security Exchange Name	NASDAQ
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,847,553
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	10 Bank Street
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10606
Contact Personnel Name	Michel Brousset
City Area Code	917
Local Phone Number	546-6828